LEASES - Weighted Average (Details)	Dec. 31, 2021	Dec. 31, 2020
LEASES
Weighted average remaining lease term (in years) - operating leases	1 year 4 months 24 days	1 year 4 months 6 days
Weighted average discount rate - operating leases	6.07%	6.30%